SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Continuous Unrealized Losses and Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	$ (189)	$ (1,718)
Unrealized losses, 12 months or more	(729)	(726)
Unrealized losses, total	(918)	(2,444)
Fair Value, Less than 12 months	47,575	119,043
Fair Value,12 months or more	93,754	14,132
Fair Value, Total	141,329	133,175
Corporate Debentures [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months	(189)	(1,718)
Unrealized losses, 12 months or more	(522)	(79)
Unrealized losses, total	(711)	(1,797)
Fair Value, Less than 12 months	47,575	119,043
Fair Value,12 months or more	86,950	7,767
Fair Value, Total	134,525	126,810
U.S. Treasuries [Member]
Schedule of Held-to-maturity Securities [Line Items]
Unrealized losses, less than 12 months
Unrealized losses, 12 months or more	(207)	(647)
Unrealized losses, total	(207)	(647)
Fair Value, Less than 12 months
Fair Value,12 months or more	6,804	6,365
Fair Value, Total	$ 6,804	$ 6,365